SCHEDULE OF OTHER RECEIVABLES (Details) (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($)
Special Purpose Acquisition Company [Member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Current prepaid expenses	$ 3,123